599 LEXINGTON AVENUE   |   NEW YORK   |   NY   |   10022-6069

WWW.SHEARMAN.COM   |   T +1.212.848.4000   |   F +1.212.848.7179

December 23, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
Office of Disclosure and Review
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549

Re:	First Eagle Funds (the Trust)
Registration File No. 33-63560 and 811-7762
Post-Effective Amendment No. 78 to the
Registration Statement on Form N-1A

Request for Selective Review

Dear Sir or Madam:

We have filed the above referenced post-effective amendment (the “Amendment”) pursuant to Rule 485(a) under the Securities Act of 1933. On behalf of the First Eagle Funds, we request selective review of the Amendment under the Securities Act Release No. 6510.

We represent that the changes made are all ordinary course updates, except that we are:

•	Incorporating four new share classes (R3, R4, R5 and R6) (this is the principal purpose of the filing).
•	Noting portfolio manager changes for the Global Income Builder Fund (which were previously described in mid-year “sticker” filings).
•	Deleting references to the Absolute Return Fund, which liquidated during the year (affects the SAI only).
•	Adding a Brexit risk factor (affects the SAI only).
•	Adding an interpretation of an investment restriction applicable to several of the funds (affects the SAI only).
•	Adding a clarifying statement that the funds’ contractual arrangements generally do not contemplate third-party beneficiaries (affects the SAI only).

If you have any questions, please call me at (212) 848-7485 or Nathan J. Greene at (212) 848-4668.

Very truly yours,

/s/ Yizhou Xu
Yizhou Xu

Enclosures

ABU DHABI   |   BEIJING   |   BRUSSELS   |   FRANKFURT   |   HONG KONG   |   LONDON   |   MILAN   |    NEW YORK   |   PALO ALTO

PARIS   |   ROME   |   SAN FRANCISCO   |   SÃO PAULO   |   SHANGHAI   |   SINGAPORE   |   TOKYO   |   TORONTO   |   WASHINGTON, DC

SHEARMAN & STERLING LLP IS A LIMITED LIABILITY PARTNERSHIP ORGANIZED IN THE UNITED STATES UNDER THE LAWS OF THE STATE OF DELAWARE, WHICH LAWS LIMIT THE PERSONAL LIABILITY OF PARTNERS.